Share-based Compensation - Summary of RSU Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total Number of Nonvested Shares, Nonvested shares beginning balance	203,000
Total Number of Nonvested Shares, Granted	84,000
Total Number of Nonvested Shares, Vested and Settled	0		0
Total Number of Nonvested Shares, Forfeited	0
Total Number of Nonvested Shares, Nonvested shares ending balance	287,000	203,000
Weighted Average Grant Date Fair Value, Nonvested shares beginning balance	$ 9.68
Weighted Average Grant Date Fair Value, Granted	38.99	$ 22.74	$ 6.55
Weighted Average Grant Date Fair Value, Vested & Settled	0
Weighted Average Grant Date Fair Value, Forfeited	0
Weighted Average Grant Date Fair Value, Nonvested shares ending balance	$ 9.68	$ 9.68		$ 18.23